Supplemental Cash Flow Information (Details) - Schedule of interest and leases and non-cash investing and financing activities - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Supplemental disclosures:
Cash paid for interest		$ 3	$ 4
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	201		16,757	$ 601
Right-of-use asset removed upon lease termination	306
Fair value of Project Warrants and Collaboration Warrants recognized in equity	9,339
Capital expenditures incurred but not yet paid	$ 19	$ 22	$ 429	$ 25